NOTE 10: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Note 9 Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2019	2018
Trade payables and accrued liabilities	$1,367,253	$1,274,885
Payroll liabilities	507,737	280,007
	$1,874,990	$1,554,892

On July 30, 2019, the Company issued 1,686,861 common shares as settled for accounts payable in the amount of $223,283 (C$294,019). The Company recorded a gain on debt settlement of $15,130 representing the excess of the carrying value of the accounts payable above the fair value of common shares issued (note 17(a)(xv) and note 17(a)(xvi)).